Interim Condensed Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 49,755,737	$ 36,652,098
Equity investments at fair value through other comprehensive income (OCI) and other short-term investments	46,832,069	46,683,687
Accounts receivable:
Subscribers, distributors, recoverable taxes, contract assets and other, net	245,651,562	221,122,253
Related parties	1,238,128	1,395,483
Derivative financial instruments	3,090,281	10,668,460
Inventories, net	24,946,850	23,751,457
Other current assets, net	19,836,387	13,424,395
Total current assets	391,351,014	353,697,833
Non-current assets:
Property, plant and equipment, net	684,428,763	713,784,429
Intangibles, net	134,910,084	141,736,581
Goodwill	160,127,475	156,836,369
Investments in associated companies	3,726,973	3,678,383
Deferred income taxes	148,357,271	153,217,164
Accounts receivable, subscriber, distributors and contract assets, net	10,969,001	9,394,158
Other assets, net	56,004,258	48,206,789
Debt instruments at fair value through OCI	17,455,625	13,908,873
Right-of-use assets, net	185,564,172	199,460,378
Total assets	1,792,894,636	1,793,920,957
Current liabilities:
Short-term debt and current portion of long-term debt	87,072,990	104,210,738
Short-term liability related to right-of-use of assets	32,198,011	35,436,851
Accounts payable	164,882,153	166,924,134
Accrued liabilities	69,356,021	57,033,837
Income tax	16,648,765	24,151,790
Other taxes payable	62,025,182	51,735,433
Derivative financial instruments	16,662,904	22,185,709
Related parties	3,238,018	3,701,960
Deferred revenues	30,875,601	29,020,425
Total current liabilities	482,959,645	494,400,877
Non-current liabilities:
Long-term debt	463,103,138	463,374,893
Long-term liability related to right-of-use of assets	169,512,320	177,666,377
Deferred income taxes	27,715,100	27,731,694
Accounts payable	19,003,612	17,224,845
Deferred revenues	2,304,159	2,672,730
Asset retirement obligations	11,893,336	11,512,779
Employee benefits	161,126,979	167,152,441
Total non-current liabilities	854,658,644	867,335,759
Total liabilities	1,337,618,289	1,361,736,636
Equity:
Capital stock	95,353,987	95,356,548
Retained earnings:
Prior years	475,620,473	494,346,642
Profit for the period (year)	63,684,840	22,902,025
Total retained earnings	539,305,313	517,248,667
Other comprehensive loss items	(244,836,988)	(243,519,865)
Equity attributable to equity holders of the parent	389,822,312	369,085,350
Non-controlling interests	65,454,035	63,098,971
Total equity	455,276,347	432,184,321
Total liabilities and equity	$ 1,792,894,636	$ 1,793,920,957